Allowance for Credit Losses (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Allowance for Credit Losses on/off Balance Sheet Positions [Abstract]
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost	€ 10	€ 12	€ 14
Reimbursement gain included in Provision for credit losses excluding country risk	(44)	29
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	€ 7	€ 9	€ 9